Commitments and contingencies - Future undiscounted payment associated with capital asset expansion and lease liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2020	Jun. 01, 2020	Dec. 09, 2019	May 31, 2019
Disclosure of finance lease and operating lease by lessee [line items]
Purchase orders outstanding to capital asset expansion	$ 21,916
Minimum lease payments payable	30,258
Share payment on settlement			$ 10,000
Loss on settlement			4,345
Accounts payable and accrued liabilities	152,750			$ 105,813
Non Adjusting event [Member]
Disclosure of finance lease and operating lease by lessee [line items]
No of shares issued		1,658,375
Termination Of Supply Agreement [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Cash payment on settlement			15,500
Accounts payable and accrued liabilities			$ 25,500
2021
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable	23,530
2022
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable	1,272
2023
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable	1,172
2024
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable	1,109
2025
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable	982
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable	$ 2,193